Subsidiaries - Summarized Financial Information Before Intercompany Eliminations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 USD ($)
Disclosure of subsidiaries [Line Items]
Current assets	$ 117,371		$ 112,968		$ 3,742
Noncurrent assets	418,309		421,329		13,334
Current liabilities	81,070		81,997		2,584
Noncurrent liabilities	56,139		56,494		1,790
Equity attributable to the parent	384,131		382,826		12,245
NONCONTROLLING INTERESTS	14,340		12,980		$ 457
NET INCOME	40,491	$ 1,291	38,508	$ 38,061
Profit attributable to the parent	38,705	1,234	37,189	36,958
Profit attributable to noncontrolling interests	1,786	57	1,319	1,103
Other comprehensive income (loss)	506	16	2,081	669
Total comprehensive income attributable to the parent	39,223	1,250	39,223	37,658
Total comprehensive income, attributable to non-controlling interests	1,774	57	1,366	1,072
TOTAL COMPREHENSIVE INCOME	40,997	1,307	40,589	38,730
Net cash flow from operating activities	77,446	2,469	79,244	74,559
Net cash flow from investing activities	(28,285)	(901)	(35,332)	(50,174)
Net cash flow from financing activities	(48,457)	(1,545)	(41,516)	(40,730)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(20)	(1)	40	(24)
Net cash inflow (outflow)	684	$ 22	2,436	(16,369)
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Current assets	7,103		6,738
Noncurrent assets	3,445		3,522
Current liabilities	3,911		3,582
Noncurrent liabilities	355		416
Equity attributable to the parent	1,719		1,713
NONCONTROLLING INTERESTS	4,563		4,549
Revenues and income	33,337		32,503	31,675
Costs and expenses	32,888		32,012	30,964
NET INCOME	449		491	711
Profit attributable to the parent	127		138	201
Profit attributable to noncontrolling interests	322		353	510
Other comprehensive income (loss) attributable to the parent	(5)		11	(9)
Other comprehensive income (loss) attributable to noncontrolling interests	(12)		30	(23)
Other comprehensive income (loss)	(17)		41	(32)
Total comprehensive income attributable to the parent	122		149	192
Total comprehensive income, attributable to non-controlling interests	310		383	487
TOTAL COMPREHENSIVE INCOME	432		532	679
Net cash flow from operating activities	391		904	1,146
Net cash flow from investing activities	(14)		(356)	36
Net cash flow from financing activities	(389)		(819)	(873)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0		0	0
Net cash inflow (outflow)	(12)		(271)	309
Dividends paid to noncontrolling interests	306		371	408
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of subsidiaries [Line Items]
Current assets	5,930		4,936
Noncurrent assets	4,021		4,222
Current liabilities	1,202		1,102
Noncurrent liabilities	13		21
Equity attributable to the parent	2,946		2,746
NONCONTROLLING INTERESTS	5,790		5,289
Revenues and income	4,857		3,670	2,941
Costs and expenses	3,893		3,207	2,905
NET INCOME	964		463	36
Profit attributable to the parent	334		168	21
Profit attributable to noncontrolling interests	630		295	15
Other comprehensive income (loss) attributable to the parent	(3)		6	(1)
Other comprehensive income (loss) attributable to noncontrolling interests	(5)		10	(2)
Other comprehensive income (loss)	(8)		16	(3)
Total comprehensive income attributable to the parent	331		174	20
Total comprehensive income, attributable to non-controlling interests	625		305	13
TOTAL COMPREHENSIVE INCOME	956		479	33
Net cash flow from operating activities	1,574		616	325
Net cash flow from investing activities	(372)		(188)	(244)
Net cash flow from financing activities	(285)		(43)	(409)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(6)		15	(2)
Net cash inflow (outflow)	911		400	(330)
Dividends paid to noncontrolling interests	$ 168		$ 11	$ 253